3. Going Concern (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Accumulated deficit	$ (54,636,549)	$ (38,000,208)	$ (23,738,677)